Financial Instruments - Schedule of Balance of Financial Liabilities by Repayment Date (Details) - Liquidity Risk - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Book value	¥ 4,697,454	¥ 3,781,218
Non-derivative financial liabilities, Contractual cash flow	4,699,157	3,784,216
Contractual cash flow Undrawn loan commitments	10,622,322	9,954,633
Within 1 year
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	4,500,033	3,560,630
Contractual cash flow Undrawn loan commitments	10,622,322	9,954,633
Within 1-2 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	75,460	65,045
Within 2-3 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	99,650	43,436
Within 3-4 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	14,946	94,388
Within 4-5 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	4,368	14,578
More than 5 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	4,700	6,139
Non-Derivative Financial Liabilities | Deposits
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Book value	2,952,495	2,385,939
Non-derivative financial liabilities, Contractual cash flow	2,952,536	2,386,132
Non-Derivative Financial Liabilities | Deposits | Within 1 year
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	2,935,149	2,371,106
Non-Derivative Financial Liabilities | Deposits | Within 1-2 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	5,118	3,531
Non-Derivative Financial Liabilities | Deposits | Within 2-3 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	4,540	4,065
Non-Derivative Financial Liabilities | Deposits | Within 3-4 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	1,204	695
Non-Derivative Financial Liabilities | Deposits | Within 4-5 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	2,222	1,761
Non-Derivative Financial Liabilities | Deposits | More than 5 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	4,303	4,974
Non-Derivative Financial Liabilities | Accounts Payable
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Book value	1,122,338	949,397
Non-derivative financial liabilities, Contractual cash flow	1,122,338	949,397
Non-Derivative Financial Liabilities | Accounts Payable | Within 1 year
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	1,122,338	949,396
Non-Derivative Financial Liabilities | Accounts Payable | Within 1-2 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow		1
Non-Derivative Financial Liabilities | Borrowings
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Book value	564,956	399,578
Non-derivative financial liabilities, Contractual cash flow	566,243	401,819
Non-Derivative Financial Liabilities | Borrowings | Within 1 year
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	392,273	202,992
Non-Derivative Financial Liabilities | Borrowings | Within 1-2 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	67,883	59,136
Non-Derivative Financial Liabilities | Borrowings | Within 2-3 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	92,747	37,083
Non-Derivative Financial Liabilities | Borrowings | Within 3-4 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	11,813	91,446
Non-Derivative Financial Liabilities | Borrowings | Within 4-5 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	1,376	11,012
Non-Derivative Financial Liabilities | Borrowings | More than 5 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	151	150
Non-Derivative Financial Liabilities | Other Financial Liabilities
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Book value	46,748	33,021
Non-derivative financial liabilities, Contractual cash flow	46,748	33,021
Non-Derivative Financial Liabilities | Other Financial Liabilities | Within 1 year
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	46,430	33,017
Non-Derivative Financial Liabilities | Other Financial Liabilities | Within 1-2 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	106	4
Non-Derivative Financial Liabilities | Other Financial Liabilities | Within 2-3 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	106
Non-Derivative Financial Liabilities | Other Financial Liabilities | Within 3-4 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	106
Non-Derivative Financial Liabilities | Lease Liabilities
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Book value	9,549	12,097
Non-derivative financial liabilities, Contractual cash flow	9,924	12,661
Non-Derivative Financial Liabilities | Lease Liabilities | Within 1 year
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	2,475	2,933
Non-Derivative Financial Liabilities | Lease Liabilities | Within 1-2 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	2,353	2,373
Non-Derivative Financial Liabilities | Lease Liabilities | Within 2-3 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	2,257	2,288
Non-Derivative Financial Liabilities | Lease Liabilities | Within 3-4 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	1,823	2,247
Non-Derivative Financial Liabilities | Lease Liabilities | Within 4-5 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	770	1,805
Non-Derivative Financial Liabilities | Lease Liabilities | More than 5 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	246	1,015
Derivative Financial Liabilities | Other Financial Liabilities
Disclosure of financial liabilities [line items]
Derivative financial liabilities, Book value	1,368	1,186
Non-derivative financial liabilities, Contractual cash flow	1,368
Derivative financial liabilities, undiscounted cash flows		1,186
Derivative Financial Liabilities | Other Financial Liabilities | Within 1 year
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities, Contractual cash flow	¥ 1,368
Derivative financial liabilities, undiscounted cash flows		¥ 1,186